Income Taxes - Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Deferred income tax assets	$ 149	$ 179
Deferred income tax liabilities	186	219
Deferred tax liability	(37)	(40)	$ (8)
Before Offset
Income Taxes
Deferred income tax assets	223	279
Deferred income tax liabilities	$ 260	$ 319